Organization and Description of Business	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Uni-Fuels Holdings Limited (“Uni-Fuels Holdings”) (“the Company”) is a company incorporated in the Cayman Islands with limited liability on March 8, 2024. Uni-Fuels Holdings is a parent holding company with no operations.

Uni-Fuels Group Inc (“Uni-Fuels Group”), a wholly-owned subsidiary of the Company, is a company incorporated in the Cayman Islands with limited liability on February 5, 2024. Uni-Fuels Group has a share capital of $0.0001 and is an investment holding company with no operations.

Uni-Fuels Pte. Ltd. (“Uni-Fuels”), a wholly-owned subsidiary of Uni-Fuels Group, is a private company limited by shares incorporated in the Singapore on October 12, 2021. Uni-Fuels had a share capital of $4,000,000 as of December 31, 2024 and 2023 and its primary business activity is in ship bunkering as marine fuels supplier and broker. On March 21, 2024, Uni-Fuels established a branch office in South Korea with its principal business activities as ship bunkering and marine fuels solution and related services.

Uni-Fuels Holdings together with its subsidiaries (collectively, “the Group”) is primarily operating in Singapore whose primary business activity is in ship bunkering. The Group is a marine fuels supplier and broker that provides marine fuels supply to shipping companies and other marine fuels suppliers worldwide in-port and offshore. The Group primarily generates sales income by selling marine fuels to its customers and receives brokerage commissions by referring shipping companies to its customers.

Reorganization

The Reorganization was completed on April 18, 2024 through a series of planned transactions. As a result of the Reorganization, the Company has become the holding company for all previously mentioned entities. The primary objective of the Reorganization was to transfer 100% ownership of Uni-Fuels to the Company, enabling the Company to serve as the issuer for its planned initial public offering in the United States.

Immediately before the Reorganization, Uni-Fuels was wholly owned and controlled by Koh Kuan Hua and functioned as the operational entity for all the Group’s business activities. The Company and Uni-Fuels Group were established on March 8, 2024, and February 5, 2024, respectively, by a registered agent in the Cayman Islands, with the sole purpose of acting as holding companies for the Group. On March 14, 2024, 100% ownership of Uni-Fuels Holdings, which at the time also held 100% ownership interest in Uni-Fuels Group, was transferred from the registered agent to Koh Kuan Hua. Both the Company and Uni-Fuels Group had not engaged in any business activities before the transfer. On April 18, 2024, Koh Kuan Hua transferred 100% ownership interest in Uni-Fuels to the Company, thereby completing the Reorganization.

Immediately before and after the Reorganization, the Company, Uni-Fuels Group, and Uni-Fuels remained under the complete ownership and control of Koh Kuan Hua. Consequently, the Reorganization is classified as a common control transaction under ASC 805-50.

Following this, the consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in these consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements